Reporting Entity - Information of Significant Non-controlling Interests of the Group (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Current assets	₩ 8,102,294	₩ 7,958,839
Non-current assets	36,509,326	34,410,272
Current liabilities	(7,787,722)	(6,847,557)
Non-current liabilities	(14,000,362)	(13,172,304)
Carrying amount of non-controlling interests	(133,293)	(121,572)
Revenue	17,846,932	16,945,910	₩ 17,552,010
Profit (Loss) for the year	861,942	3,131,988	2,657,595
Total comprehensive income (loss)	862,951	2,990,404	2,656,582
Profit (Loss) attributable to non-controlling interests	(27,965)	4,101	57,766
Net cash provided by (used in) operating activities	3,986,082	4,332,580	3,855,820
Net cash provided by (used in) investing activities	(3,582,523)	(4,047,725)	(3,070,607)
Net cash provided by (used in) financing activities	(636,834)	(238,313)	(826,618)
Effects on exchange rate changes on cash and cash equivalents	(2,600)	₩ 2,422	₩ (6,102)
K-net culture and contents venture fund [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)		41.00%	41.00%
Current assets		₩ 118	₩ 625
Non-current assets		147,573	250,122
Current liabilities		(20,873)	(35,900)
Net assets		126,818	214,847
Net assets on the consolidated financial statements		126,818
Carrying amount of non-controlling interests		51,995	88,087
Profit (Loss) for the year	₩ (294)	58,584	196,250
Profit (Loss) for the year on the consolidated financial statements		58,584
Total comprehensive income (loss)		27,773	201,693
Profit (Loss) attributable to non-controlling interests		24,019	80,463
Net cash provided by (used in) operating activities		115,566	(7)
Net cash provided by (used in) investing activities		600	(600)
Net cash provided by (used in) financing activities		(116,150)
Net increase(decrease) in cash and cash equivalents		16	₩ (607)
Dividend paid to non-controlling interests during the year ended December 31, 2018		₩ 36,178
DREAMUS COMPANY [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)	48.60%	47.40%	54.10%
Current assets	₩ 136,269	₩ 150,199	₩ 74,873
Non-current assets	35,317	54,465	56,005
Current liabilities	(49,776)	(42,142)	(9,563)
Non-current liabilities	(3,893)	(2,663)	(7,641)
Net assets	117,917	159,859	113,674
Net assets on the consolidated financial statements	117,917	159,859
Carrying amount of non-controlling interests	57,175	76,204	63,382
Revenue	196,961	137,849	69,452
Profit (Loss) for the year	(48,006)	(21,314)	(14,092)
Profit (Loss) for the year on the consolidated financial statements	(48,006)	(21,314)
Total comprehensive income (loss)	(47,971)	(21,125)	(14,278)
Profit (Loss) attributable to non-controlling interests	(23,281)	(10,094)	(7,438)
Net cash provided by (used in) operating activities	(1,387)	13,635	(7,553)
Net cash provided by (used in) investing activities	(2,596)	(10,169)	(45,002)
Net cash provided by (used in) financing activities	(2,965)	69,267	64,571
Effects on exchange rate changes on cash and cash equivalents	197
Net increase(decrease) in cash and cash equivalents	₩ (6,751)	₩ 72,733	₩ 12,016
One Store Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)	47.30%	34.50%	34.50%
Current assets	₩ 208,527	₩ 92,844	₩ 76,810
Non-current assets	27,802	23,872	28,081
Current liabilities	(88,842)	(63,440)	(38,547)
Non-current liabilities	(4,783)	(2,450)	(1,327)
Net assets	142,704	50,826	65,017
Net assets on the consolidated financial statements	142,704	50,826
Carrying amount of non-controlling interests	67,742	17,711	22,405
Revenue	135,116	110,284	115,596
Profit (Loss) for the year	(5,415)	(13,903)	(27,254)
Profit (Loss) for the year on the consolidated financial statements	(5,415)	(13,903)
Total comprehensive income (loss)	(5,856)	(14,386)	(27,452)
Profit (Loss) attributable to non-controlling interests	(2,256)	(4,791)	(9,392)
Net cash provided by (used in) operating activities	14,426	7,181	13,912
Net cash provided by (used in) investing activities	(87,275)	(11,482)	(2,000)
Net cash provided by (used in) financing activities	96,189	5	(7)
Effects on exchange rate changes on cash and cash equivalents	2
Net increase(decrease) in cash and cash equivalents	₩ 23,342	₩ (4,296)	₩ 11,905
Eleven Street Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)	18.20%	18.20%
Current assets	₩ 779,568	₩ 923,153
Non-current assets	143,856	122,793
Current liabilities	(420,022)	(486,391)
Non-current liabilities	(26,410)	(9,516)
Net assets	476,992	550,039
Fair value adjustment and others	(18,805)	(23,191)
Net assets on the consolidated financial statements	458,187	526,848
Carrying amount of non-controlling interests	84,673	95,811
Revenue	530,489	228,000
Profit (Loss) for the year	(5,077)	(9,507)
Depreciation of the fair value adjustment and others	(614)	(161)
Profit (Loss) for the year on the consolidated financial statements	(5,691)	(9,668)
Total comprehensive income (loss)	(13,590)	(8,897)
Profit (Loss) attributable to non-controlling interests	(1,064)	(1,758)
Net cash provided by (used in) operating activities	7,980	(69,347)
Net cash provided by (used in) investing activities	102,366	(470,211)
Net cash provided by (used in) financing activities	(72,686)	494,923
Effects on exchange rate changes on cash and cash equivalents	35
Net increase(decrease) in cash and cash equivalents	37,695	₩ (44,635)
Dividend paid to non-controlling interests during the year ended December 31, 2018	₩ 17,500
Life and Security Holdings Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)	45.00%	45.00%
Current assets	₩ 126,437	₩ 124,091
Non-current assets	2,513,344	2,487,747
Current liabilities	(279,403)	(243,064)
Non-current liabilities	(2,051,517)	(2,018,392)
Net assets	308,861	350,382
Fair value adjustment and others	(1,219,701)	(1,216,347)
Net assets on the consolidated financial statements	(910,840)	(865,965)
Carrying amount of non-controlling interests	(409,878)	(389,684)
Revenue	913,301	197,487
Profit (Loss) for the year	12,703	6,038
Depreciation of the fair value adjustment and others	(14,913)	(2,954)
Profit (Loss) for the year on the consolidated financial statements	(2,210)	3,084
Total comprehensive income (loss)	(5,413)	(991)
Profit (Loss) attributable to non-controlling interests	(978)	1,387
Net cash provided by (used in) operating activities	238,378	(23,451)
Net cash provided by (used in) investing activities	(194,472)	(139,430)
Net cash provided by (used in) financing activities	(51,129)	124,076
Net increase(decrease) in cash and cash equivalents	(7,223)	₩ (38,805)
Dividend paid to non-controlling interests during the year ended December 31, 2018	₩ 28,786
Incross Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)	65.40%
Current assets	₩ 133,741
Non-current assets	10,522
Current liabilities	(77,530)
Non-current liabilities	(989)
Net assets	65,744
Net assets on the consolidated financial statements	65,744
Carrying amount of non-controlling interests	41,074
Revenue	19,787
Profit (Loss) for the year	5,756
Profit (Loss) for the year on the consolidated financial statements	5,756
Total comprehensive income (loss)	5,396
Profit (Loss) attributable to non-controlling interests	3,630
Net cash provided by (used in) operating activities	(9,331)
Net cash provided by (used in) investing activities	5,053
Net cash provided by (used in) financing activities	(4,644)
Net increase(decrease) in cash and cash equivalents	₩ 8,478